Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 88 .39%
ASSET-BACKED SECURITIES — 13 .12% **
Aimco CLO 11 Ltd.,
Series 2020-11A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.38%)
1.60% 10/15/31
1,2,3
$ 185,000 $ 185,157
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.38% 10/16/28
1,2,3
15,000 14,984
AMMC CLO 23 Ltd.,
Series 2020-23A, Class A1L
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
1.64% 10/17/31
1,2,3
480,000 480,861
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.77%)
1.98% 10/25/30
1,2,3
250,000 250,025
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.80%)
1.96% 01/15/33
1,2,3
250,000 250,255
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.47% 10/25/45
1,4
4,876,557 298,377
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 236,831
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.51% 10/25/32
1,2,3
250,000 250,213
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
1.90% 10/25/37
1,2
600,000 517,427
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
152,989 48,967
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 1,992,158 630,789
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.03% 10/15/52
1,4
953,911 72,999
Dryden 85 CLO Ltd.,
Series 2020-85A, Class D
(Cayman Islands)
(LIBOR USD 3-Month plus 3.90%)
4.11% 10/15/32
1,2,3
90,000 90,172
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.14% 04/15/29
1,2,3
$ 64,000 $ 63,740
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.42% 08/15/30
1,2,3
10,000 10,001
Eaton Vance CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.90% 10/15/30
1,2,3
90,000 90,328
Galaxy XXIX CLO Ltd.,
Series 2018-29A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
1.01% 11/15/26
1,2,3
165,963 165,606
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.80% 08/27/46
1,2
67,480 65,557
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.43% 10/15/30
1,2,3
485,000 485,247
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.75% 07/20/31
1,2,3
85,000 85,298
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
48,982 56,313
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
50,649 56,815
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 02/25/21)
6.34% 08/25/36 328,095 247,774
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 02/25/21)
4.58% 01/25/37 548,074 392,258
LCM XIII LP,
Series 13A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.36% 07/19/27
1,2,3
500,000 499,465
LCM XXIV Ltd.,
Series 24A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.31%)
1.53% 03/20/30
1,2,3
500,000 500,025

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
0.65% 08/25/46
2
$ 283,532 $ 272,587
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
10,702,317 278,060
Magnetite XXVII Ltd.,
Series 2020-27A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.76% 07/20/33
1,2,3
85,000 85,196
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.22%)
0.37% 08/25/36
2
843,020 453,461
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.30% 11/25/37
2
930,493 444,917
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
1.05% 06/25/54
1,2
100,000 99,772
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 452,679 430,237
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.37% 11/20/30
1,2,3
325,000 325,016
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.47% 10/19/32
1,2,3
275,000 275,296
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.35% 01/17/31
1,2,3
725,000 723,586
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.37%)
1.60% 11/15/31
1,2,3
550,000 551,520
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.11% 10/24/27
1,2,3
30,977 30,945
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.77% 04/20/28
1,2,3
10,000 10,005
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.74% 08/25/40
1,2
$ 44,727 $ 44,287
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
1.26% 10/15/29
1,2,3
55,000 55,027
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.41% 10/20/30
1,2,3
475,000 475,010
SLM Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
0.71% 07/25/39
2
66,353 61,444
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.38% 07/25/25
2
115,000 106,423
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.91% 07/25/23
2
8,986 8,948
SLM Student Loan Trust,
Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
1.11% 07/25/23
2
18,536 17,997
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
10,000 9,710
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.40% 07/25/37
2
393,834 335,800
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.15% 09/25/37
2
510,659 410,774
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC2, Class A1
(LIBOR USD 1-Month plus 0.36%)
0.51% 02/25/37
2
959,177 449,668
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
603,725 605,325
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.44% 07/17/28
1,2,3
10,000 10,000
Textainer Marine Containers VIII Ltd.,
Series 2020-2A, Class A
2.10% 09/20/45

566,499 574,537

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Tif Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
$ 536,250 $ 541,141
Voya CLO Ltd.,
Series 2018-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.85%)
2.09% 01/15/32
1,2,3
250,000 250,008
Voya CLO Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.78% 07/19/31
1,2,3
160,000 160,375
Total Asset-Backed Securities
(Cost $14,189,728) 14,142,556
BANK LOANS — 2 .29% *
Communications — 0 .12%
Frontier Communications Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/08/21
2
125,000 125,938
Entertainment — 0 .87%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.77% 02/28/25
2
125,305 85,716
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
2
715,000 856,212
941,928
Food — 0 .09%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 07/20/25
2
99,744 98,123
Health Care — 0 .52%
ADMI Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/15/27
2
150,000 150,413
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 11/08/27
2
100,000 100,313
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
2
209,456 204,699
Pathway Vet Alliance LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/31/27
2
7,498 7,506
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/31/27
2
$ 92,251 $ 92,355
555,286
Industrials — 0 .53%
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/01/27
2
75,000 75,478
Curie Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 11/04/26
2
99,749 99,998
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.27% 03/06/26
2
99,671 99,718
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/02/25
2
100,000 99,907
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
199,485 195,295
570,396
Information Technology — 0 .16%
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
2
75,000 74,907
Navicure, Inc.,
Term Loan B
(LIBOR plus 4.00%)
4.15% 10/22/26
2
99,749 99,749
174,656
Total Bank Loans
(Cost $2,304,584) 2,466,327
CORPORATES — 28 .69% *
Banking — 1 .77%
Bank of America Corp.
2.59% 04/29/31
4
260,000 278,654
Bank of America Corp.
(MTN)
1.32% 06/19/26
4
5,000 5,107
2.88% 10/22/30
4
5,000 5,495
4.08% 03/20/51
4
30,000 37,910
Comerica, Inc.
5.63% 10/01/69
4
15,000 16,650
Fifth Third Bancorp
2.55% 05/05/27 10,000 10,899

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
$ 260,000 $ 264,535
JPMorgan Chase & Co.
2.18% 06/01/28
4
20,000 21,255
2.52% 04/22/31
4
285,000 306,718
3.20% 06/15/26 5,000 5,596
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,4
220,000 226,170
3.87% 07/09/25
3,4
30,000 33,102
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,4
160,000 168,352
4.80% 11/15/24
3,4
135,000 150,208
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
15,000 15,983
2.57% 02/11/31
4
290,000 308,915
4.48% 04/04/31
4
25,000 30,607
5.01% 04/04/51
4
15,000 21,356
1,907,512
Communications — 5 .51%
AT&T, Inc.
3.50% 09/15/53
1
35,000 35,187
3.80% 12/01/57
1
80,000 83,865
4.75% 05/15/46 400,000 494,176
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 05/01/32
1
240,000 256,501
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38% 05/01/47 86,000 107,968
CSC Holdings LLC
3.38% 02/15/31
1
87,000 85,989
6.50% 02/01/29
1
99,000 111,962
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
441,000 359,372
DISH Network Corp.
3.38% 08/15/26 287,000 274,295
Frontier Communications Corp.
5.00% 05/01/28
1
239,000 249,393
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
270,000 193,050
9.75% 07/15/25
1,3,7,8
360,000 260,140
Koninklijke KPN NV
(Netherlands)
8.38% 10/01/30
3
5,000 7,103
Level 3 Financing, Inc.
3.63% 01/15/29
1
40,000 40,043
4.25% 07/01/28
1
150,000 154,796
National CineMedia LLC
5.88% 04/15/28
1
418,000 355,300
Qwest Corp.
7.25% 09/15/25 212,000 250,690
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Scripps Escrow II, Inc.
5.38% 01/15/31
1
$ 125,000 $ 130,547
Scripps Escrow, Inc.
5.88% 07/15/27
1
116,000 121,620
Sprint Corp.
7.88% 09/15/23 174,000 201,675
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
60,000 65,173
5.15% 03/20/28
1
345,000 400,200
Time Warner Cable LLC
5.50% 09/01/41 80,000 103,127
T-Mobile USA, Inc.
2.55% 02/15/31
1
199,000 209,213
3.88% 04/15/30
1
158,000 183,193
4.38% 04/15/40
1
15,000 18,321
6.00% 04/15/24 348,000 352,701
Verizon Communications, Inc.
3.15% 03/22/30 5,000 5,614
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
295,000 309,885
5.50% 05/15/29
1,3
36,000 39,072
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
60,000 74,506
4.38% 05/30/28
3
205,000 245,678
Walt Disney Co. (The)
2.65% 01/13/31 85,000 93,300
3.60% 01/13/51 55,000 66,706
5,940,361
Consumer Discretionary — 1 .03%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
4.90% 02/01/46 215,000 280,423
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
65,000 77,205
5.30% 05/15/48
1,3
115,000 160,042
BAT Capital Corp.
2.73% 03/25/31 15,000 15,549
Central Garden & Pet Co.
4.13% 10/15/30 193,000 202,241
Reynolds American, Inc.
4.45% 06/12/25 95,000 108,247
5.70% 08/15/35 10,000 12,505
5.85% 08/15/45 195,000 249,314
1,105,526
Electric — 1 .04%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 246,360
Duke Energy Carolinas LLC
4.00% 09/30/42 250,000 308,418

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Evergy, Inc.
4.85% 06/01/21 $ 20,000 $ 20,137
Eversource Energy,
Series O
4.25% 04/01/29 8,000 9,582
FirstEnergy Corp.,
Series C
3.40% 03/01/50 355,000 341,888
Pennsylvania Electric Co.
4.15% 04/15/25
1
5,000 5,466
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 44,092
Tucson Electric Power Co.
3.85% 03/15/23 140,000 149,237
1,125,180
Energy — 3 .14%
Antero Resources Corp.
5.00% 03/01/25 15,000 14,278
8.38% 07/15/26
1
350,000 356,475
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
148,000 154,802
BP Capital Markets America, Inc.
3.63% 04/06/30 120,000 139,905
Endeavor Energy Resources LP/EER Finance, Inc.
5.75% 01/30/28
1
96,000 103,699
Energy Transfer Operating LP
4.75% 01/15/26 10,000 11,270
4.90% 03/15/35 20,000 21,864
4.95% 06/15/28 100,000 115,332
5.00% 05/15/50 55,000 59,981
Energy Transfer Operating LP,
Series B
6.63% 02/15/69
4
409,000 347,139
EQT Corp.
3.90% 10/01/27 5,000 4,977
Exxon Mobil Corp.
3.48% 03/19/30 60,000 69,888
4.23% 03/19/40 70,000 87,353
4.33% 03/19/50 20,000 26,280
Hess Corp.
4.30% 04/01/27 45,000 49,894
5.60% 02/15/41 20,000 24,260
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 218,880
NGPL Pipe Co. LLC
4.38% 08/15/22
1
25,000 26,060
4.88% 08/15/27
1
40,000 45,298
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
5,000 4,975
6.63% 06/15/35
3
5,000 4,958
6.75% 09/21/47
3
15,000 14,086
6.95% 01/28/60
3
5,000 4,712
7.69% 01/23/50
3
140,000 141,400
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 $ 98,000 $ 109,829
Rockies Express Pipeline LLC
4.80% 05/15/30
1
148,000 152,261
4.95% 07/15/29
1
50,000 52,055
Sabine Pass Liquefaction LLC
5.75% 05/15/24 55,000 62,942
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 77,367
Sunoco Logistics Partners Operations LP
5.40% 10/01/47 28,000 31,348
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
1
239,000 248,859
TC PipeLines LP
4.38% 03/13/25 33,000 37,220
Texas Eastern Transmission LP
2.80% 10/15/22
1
170,000 175,945
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 150,000 151,500
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
46,800 45,630
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
35,000 31,937
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 90,000 96,234
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 66,174
3,387,067
Entertainment — 0 .05%
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
53,000 54,404
Finance — 2 .63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.65% 07/21/27
3
25,000 27,182
3.88% 01/23/28
3
5,000 5,374
4.50% 05/15/21
3
10,000 10,126
5.00% 10/01/21
3
25,000 25,741
Air Lease Corp.
2.25% 01/15/23 25,000 25,686
Air Lease Corp.
(MTN)
3.00% 02/01/30 35,000 36,021
Citigroup, Inc.
2.57% 06/03/31
4
190,000 202,683
4.41% 03/31/31
4
15,000 18,204
Ford Motor Credit Co. LLC
3.20% 01/15/21 370,000 370,648
3.34% 03/18/21 511,000 512,830
3.81% 10/12/21 6,000 6,079
4.25% 09/20/22 85,000 87,873
5.60% 01/07/22 5,000 5,181

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
5.75% 02/01/21 $ 10,000 $ 10,037
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
2
5,000 5,000
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
330,000 393,237
General Motors Financial Co., Inc.
3.20% 07/06/21 280,000 283,035
4.38% 09/25/21 10,000 10,272
Goldman Sachs Group, Inc. (The)
3.69% 06/05/28
4
5,000 5,760
Intercontinental Exchange, Inc.
(LIBOR USD 3-Month plus 0.65%)
0.87% 06/15/23
2
150,000 150,480
Morgan Stanley
(GMTN)
4.43% 01/23/30
4
125,000 151,923
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
205,000 218,232
4.36% 08/01/24
1,3,4
25,000 27,186
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
30,000 31,453
5.25% 08/15/22
1,3
30,000 31,497
5.50% 02/15/24
1,3
5,000 5,457
Raymond James Financial, Inc.
4.65% 04/01/30 145,000 178,790
2,835,987
Food — 1 .40%
Campbell Soup Co.
4.15% 03/15/28 10,000 11,966
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
198,000 201,256
Conagra Brands, Inc.
4.85% 11/01/28 10,000 12,435
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
(Canada)
5.50% 01/15/30
1,3
175,000 201,296
Kraft Heinz Foods Co.
3.00% 06/01/26 200,000 209,050
4.63% 10/01/39
1
236,000 263,180
4.88% 10/01/49
1
20,000 23,260
7.13% 08/01/39
1
5,000 7,190
Pilgrim's Pride Corp.
5.88% 09/30/27
1
184,000 199,756
Post Holdings, Inc.
4.63% 04/15/30
1
191,000 201,163
Smithfield Foods, Inc.
3.35% 02/01/22
1
165,000 167,890
5.20% 04/01/29
1
5,000 5,958
1,504,400
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Gaming — 0 .38%
Caesars Entertainment, Inc.
6.25% 07/01/25
1
$ 143,000 $ 152,478
Churchill Downs, Inc.
5.50% 04/01/27
1
96,000 101,743
Live Nation Entertainment, Inc.
3.75% 01/15/28
1
150,000 151,935
406,156
Health Care — 5 .24%
AbbVie, Inc.
3.85% 06/15/24 10,000 11,022
4.05% 11/21/39 5,000 6,064
4.25% 11/21/49 185,000 233,083
4.50% 05/14/35 134,000 168,495
Aetna, Inc.
3.50% 11/15/24 10,000 10,987
Amgen, Inc.
3.15% 02/21/40 100,000 109,421
Bausch Health Cos., Inc.
(Canada)
7.00% 03/15/24
1,3
215,000 221,396
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
210,000 247,170
4.88% 06/25/48
1
180,000 232,208
Becton Dickinson and Co.
3.73% 12/15/24 10,000 11,093
Centene Corp.
3.00% 10/15/30 477,000 506,169
Cigna Corp.
3.40% 03/01/27 30,000 33,920
4.90% 12/15/48 75,000 103,310
CommonSpirit Health
2.78% 10/01/30 35,000 37,310
CVS Health Corp.
5.05% 03/25/48 190,000 257,137
(LIBOR USD 3-Month plus 0.72%)
0.95% 03/09/21
2
10,000 10,012
Elanco Animal Health, Inc.
5.27% 08/28/23 140,000 153,213
5.90% 08/28/28 40,000 47,325
Encompass Health Corp.
4.75% 02/01/30 156,000 167,379
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
120,000 126,400
Fresenius U.S. Finance II, Inc.
4.25% 02/01/21
1
25,000 25,064
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.77% 09/29/23
2
155,000 155,445
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 120,000 124,639
HCA, Inc.
3.50% 09/01/30 242,000 256,378
4.13% 06/15/29 80,000 92,969
5.00% 03/15/24 10,000 11,258

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
5.25% 06/15/49 $ 185,000 $ 244,748
Methodist Hospital (The),
Series 20A
2.71% 12/01/50 120,000 123,436
ModivCare, Inc.
5.88% 11/15/25
1
232,000 245,775
Molina Healthcare, Inc.
3.88% 11/15/30
1
404,000 434,207
4.38% 06/15/28
1
74,000 77,927
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 25,000 26,186
Partners Healthcare System, Inc.,
Series 2020
3.34% 07/01/60 10,000 11,492
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
330,000 353,100
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
1,3
225,000 231,404
Tenet Healthcare Corp.
4.63% 09/01/24
1
43,000 44,704
4.63% 06/15/28
1
96,000 101,182
4.88% 01/01/26
1
55,000 57,604
UnitedHealth Group, Inc.
2.90% 05/15/50 140,000 155,311
3.70% 08/15/49 5,000 6,279
Viatris, Inc.
1.13% 06/22/22
1
40,000 40,379
Zimmer Biomet Holdings, Inc.
3.55% 03/20/30 120,000 136,044
5,648,645
Industrials — 1 .22%
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
60,000 68,130
Berry Global, Inc.
1.57% 01/15/26
1
200,000 201,897
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
60,000 57,748
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
52,000 38,220
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 30,000 42,115
Graham Packaging Co., Inc.
7.13% 08/15/28
1
140,000 154,358
Graphic Packaging International LLC
3.50% 03/15/28
1
193,000 200,423
PowerTeam Services LLC
9.03% 12/04/25
1
179,000 199,417
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
195,000 203,775
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Trident TPI Holdings, Inc.
9.25% 08/01/24
1
$ 142,000 $ 152,131
1,318,214
Information Technology — 0 .12%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63% 01/15/24 5,000 5,414
Fiserv, Inc.
2.65% 06/01/30 10,000 10,833
Intel Corp.
4.75% 03/25/50 25,000 34,951
SS&C Technologies, Inc.
5.50% 09/30/27
1
72,000 76,987
128,185
Insurance — 0 .89%
Aon Corp.
2.80% 05/15/30 15,000 16,436
Berkshire Hathaway Finance Corp.
4.25% 01/15/49 10,000 13,289
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 148,961
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
1
220,000 241,018
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 16,911
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
100,000 99,983
New York Life Insurance Co.
3.75% 05/15/50
1
175,000 209,927
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
85,000 92,803
4.27% 05/15/47
1
40,000 50,389
4.38% 09/15/54
1,4
65,000 69,388
959,105
Materials — 1 .04%
Clearwater Paper Corp.
4.75% 08/15/28
1
197,000 204,797
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
200,000 218,875
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
200,000 241,594
6.53% 11/15/28
3
200,000 252,031
International Flavors & Fragrances, Inc.
5.00% 09/26/48 65,000 87,717
Nutrition & Biosciences, Inc.
3.47% 12/01/50
1
110,000 119,716
1,124,730
Real Estate Investment Trust (REIT) — 1 .74%
Alexandria Real Estate Equities, Inc.
3.80% 04/15/26 75,000 86,441

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
3.30% 07/15/26 $ 55,000 $ 60,109
3.63% 11/15/27 80,000 88,024
3.75% 04/15/23 60,000 63,735
3.88% 01/30/31 35,000 39,283
Boston Properties LP
2.75% 10/01/26 10,000 10,886
3.25% 01/30/31 70,000 77,451
Crown Castle International Corp.
3.30% 07/01/30 35,000 39,238
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 5,000 5,347
3.45% 11/15/29 140,000 151,126
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 5,000 5,446
4.00% 01/15/31 175,000 191,230
5.25% 06/01/25 80,000 90,254
5.38% 11/01/23 10,000 10,934
5.75% 06/01/28 10,000 11,874
Healthcare Realty Trust, Inc.
3.63% 01/15/28 150,000 168,712
Healthcare Trust of America Holdings LP
2.00% 03/15/31 140,000 140,323
Healthpeak Properties, Inc.
3.40% 02/01/25 25,000 27,646
Hudson Pacific Properties LP
3.95% 11/01/27 55,000 60,630
Kilroy Realty LP
2.50% 11/15/32 50,000 50,929
Lexington Realty Trust
2.70% 09/15/30 160,000 166,904
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
1
142,000 152,194
SL Green Operating Partnership LP
3.25% 10/15/22 25,000 25,801
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
150,000 149,670
1,874,187
Retail — 0 .64%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
1,3
351,000 352,345
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
75,000 82,124
FirstCash, Inc.
4.63% 09/01/28
1
245,000 253,115
687,584
Services — 0 .71%
Emory University,
Series 2020
2.14% 09/01/30 10,000 10,526
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Gartner, Inc.
3.75% 10/01/30
1
$ 75,000 $ 79,219
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
1,3
174,000 178,676
5.13% 12/15/26
1,3
18,000 19,240
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
200,000 229,583
4.75% 02/15/25
1,3
80,000 91,908
5.00% 11/01/22
1,3
10,000 10,708
Waste Pro USA, Inc.
5.50% 02/15/26
1
147,000 150,735
770,595
Transportation — 0 .14%
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70% 06/15/21 2,282 2,305
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 24,253 24,318
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 28,903 28,959
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 75,000 80,825
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 15,555 15,409
151,816
Total Corporates
(Cost $29,961,553) 30,929,654
FOREIGN GOVERNMENT OBLIGATIONS — 2 .22%
Foreign Government Obligations — 2 .22%
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
200,000 211,500
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
200,000 210,340
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
150,000 166,740
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
212,000 218,413
Panama Government International Bond
(Panama)
3.16% 01/23/30
3
200,000 222,100
3.88% 03/17/28

200,000 230,406

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Paraguay Government International Bond
(Paraguay)
4.95% 04/28/31
1,3
$ 200,000 $ 242,752
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
200,000 221,940
Republic of South Africa Government International Bond
(South Africa)
4.85% 09/30/29
3
200,000 212,719
Saudi Government International Bond
(Saudi Arabia)
2.75% 02/03/32
1,3
200,000 211,750
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
200,000 245,969
Total Foreign Government Obligations
(Cost $2,347,403) 2,394,629
MORTGAGE-BACKED — 40 .92% **
Non-Agency Commercial Mortgage-Backed — 4 .40%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 20,103
BANK,
Series 2017-BNK5, Class XA (IO)
1.07% 06/15/60
4
140,791 6,523
BANK,
Series 2018-BN10, Class XA (IO)
0.73% 02/15/61
4
392,955 17,142
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2015-SRCH, Class D
4.96% 08/10/35
1,4
70,000 77,452
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class XA (IO)
1.49% 02/15/50
4
137,844 9,525
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2020-C6, Class F5TB
3.69% 02/15/53
1,4
75,000 76,528
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.60% 11/05/36
1,4
3,109,000 66,678
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.14% 11/05/36
1,4
1,395,000 9,255
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.84% 09/10/46
4
4,164,311 78,954
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
1.14% 03/10/47
4
1,017,946 30,526
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.99% 10/10/47
4
6,501,720 200,867
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.34% 02/10/48
4
1,816,316 80,520
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2012-CR1, Class XA (IO)
1.84% 05/15/45
4
$ 745,165 $ 12,774
Commercial Mortgage Trust,
Series 2012-CR2, Class XA (IO)
1.62% 08/15/45
4
783,467 14,069
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.85% 10/15/45
4
760,591 16,821
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.69% 10/15/45
4
795,179 19,284
Commercial Mortgage Trust,
Series 2012-LC4, Class XA (IO)
2.10% 12/10/44
1,4
676,417 9,195
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.54% 12/10/44
1,4
1,800,000 10,917
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.21% 03/10/46
4
5,527,306 121,613
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.10% 07/10/45
4
18,716,739 34,246
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.58% 02/10/47
4
3,575,311 55,627
Commercial Mortgage Trust,
Series 2014-CR17, Class XA (IO)
0.97% 05/10/47
4
2,447,966 62,803
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.98% 08/10/47
4
1,028,168 28,780
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.79% 08/10/47
1,4
1,200,000 28,248
Commercial Mortgage Trust,
Series 2014-LC15, Class XA (IO)
1.09% 04/10/47
4
4,139,529 114,098
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.07% 06/10/47
4
3,239,105 98,688
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.87% 09/10/47
4,5,6
736,293 18,369
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.89% 12/10/47
4
1,751,307 47,989
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
0.89% 03/10/48
4
2,187,980 60,811
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.57% 06/15/52
4
570,897 60,273

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.76% 12/15/49
4
$ 551,700 $ 16,182
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XB (IO)
0.25% 11/10/46
1,4
300,000 59
DBUBS Mortgage Trust,
Series 2011-LC3A, Class XA (IO)
0.26% 08/10/44
1,4
23,663,528 2,488
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.06% 08/10/43
1,4
10,704,406 129,689
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.36% 03/10/44
1,4
1,303,098 2,329
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
1.32% 08/10/44
1,4
4,170,977 9,554
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
1.93% 11/10/45
4
679,866 18,277
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.76% 11/10/48
4
952,152 31,072
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.75% 05/10/49
4
263,224 19,810
GS Mortgage Securities Trust,
Series 2016-GS3, Class XA (IO)
1.22% 10/10/49
4
2,607,723 146,312
GS Mortgage Securities Trust,
Series 2017-GS7, Class XA (IO)
1.12% 08/10/50
4
148,163 8,717
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
85,000 78,814
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.74% 04/15/47
4
15,401,873 257,519
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
1.01% 03/15/50
4
5,606,707 246,446
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.57% 06/15/49
4
295,086 17,377
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class XA (IO)
0.88% 10/15/50
4
364,077 16,276
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C3, Class XA (IO)
0.98% 02/15/46
1,4
8,246,495 42,501
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.17% 08/15/46 224,557 227,350
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class XA (IO)
1.55% 05/15/45
4
$ 521,590 $ 8,110
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class XA (IO)
1.75% 10/15/45
4
625,633 14,703
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XA (IO)
1.48% 06/15/45
4
510,279 4,164
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.49% 12/15/47
4
1,764,978 40,352
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class XA (IO)
0.96% 12/15/47
4
1,232,509 19,901
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.25% 04/15/46
4
2,754,837 63,335
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.34% 01/10/37
1,4
2,000,000 27,169
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.25% 12/05/38
1,4
2,010,000 26,111
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
1.88% 01/16/37
1,4
450,000 29,324
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.57% 01/16/37
1,4
1,450,000 29,331
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA (IO)
1.41% 08/15/45
1,4
614,883 9,597
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.08% 08/15/45
1,4
35,000,000 64,078
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.04% 10/15/30
1,4
1,121,373 14,963
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class XA (IO)
0.96% 11/15/46
4
2,522,507 55,655
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.69% 10/15/47
4
110,797 2,105
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.88% 03/15/48
4
3,561,265 102,235
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.03% 04/15/48
4
1,165,131 38,221
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.72% 05/15/48

7,786,984 217,279

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.32% 06/15/44
1,4
$ 21,655,611 $ 150,431
Morgan Stanley Capital I Trust,
Series 2012-C4, Class XA (IO)
2.06% 03/15/45
1,4
672,921 10,088
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
70,000 68,892
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 386,854
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.60% 12/10/45
1,4
771,626 16,981
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA (IO)
1.74% 10/15/45
1,4
887,549 21,276
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.09% 08/15/50
4
3,589,531 108,109
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.04% 12/15/47
4
1,629,130 52,430
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.74% 04/15/50
1,4
415,000 21,111
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.27% 03/15/44
1,4
1,775,345 2,088
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.52% 12/15/45
1,4
1,158,885 29,157
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.46% 12/15/45
1,4
4,000,000 38,656
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XB (IO)
0.10% 06/15/45
1,4
29,387,219 50,734
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.79% 08/15/45
1,4
623,048 11,791
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.83% 11/15/47
4
6,485,789 147,695
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.26% 03/15/47
4
3,026,319 98,659
4,741,035
Non-Agency Mortgage-Backed — 18 .09%
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 283,953 263,600
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 $ 282,316 $ 253,907
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 104,444 101,112
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.05%, 5.05% Cap)
4.90% 03/01/38
2,5,6
1,936,704 264,861
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 351,472 293,282
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 339,199 283,041
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 162,778 134,486
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 171,059 140,948
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 297,493 224,693
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 295,524 273,948
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 348,008 268,213
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 10,566 10,335
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 429,875 369,869
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 273,701 169,889
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 232,473 185,628
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
2.70% 12/25/46
4,5,6
459,139 52,228
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
3.13% 06/25/47
5,6
1,345,975 155,694
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
0.43% 03/25/46
2
19,734 17,770
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 9,754 9,774

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.30% 05/26/36
1,2
$ 31,517 $ 30,503
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
0.30% 10/25/36
1,2
19,885 19,233
Bear Stearns ALT-A Trust,
Series 2004-6, Class 1A
(LIBOR USD 1-Month plus 0.64%)
0.79% 07/25/34
2
1,229 1,234
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
3.15% 09/25/35
4
191,019 148,524
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
3.26% 07/25/34
4
11,300 11,150
Bear Stearns ARM Trust,
Series 2005-10, Class A3
3.20% 10/25/35
4
251,563 252,123
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC1, Class 22X (IO)
0.26% 12/25/35
4,5,6
1,464,192 12,409
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 39,929
ChaseFlex Trust,
Series 2007-1, Class 1A1
6.50% 02/25/37 387,905 208,913
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.35% 06/25/47
1,2
5,635 5,632
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF1, Class A2C (STEP-reset date 02/25/21)
4.82% 03/25/36 36,747 23,875
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 477,426 473,875
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 165,126 166,542
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 315,196 317,899
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 369,548 369,002
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 320,216 322,690
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-14, Class A3
6.25% 09/25/37 28,744 23,097
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 $ 303,253 $ 238,564
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/21)
3.09% 01/25/36 130,924 120,423
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.31% 10/25/36
2
52,364 44,033
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 02/25/21)
6.25% 10/25/36
1
61,000 64,137
CSMC Mortgage-Backed Trust,
Series 2006-6, Class 1A8
6.00% 07/25/36 447,205 340,255
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
193,694 152,111
CSMC Trust,
Series 2020-RPL5, Class A1
3.02% 08/25/60
1
313,675 317,425
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.49% 07/27/37
1,4
514,894 481,779
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.31% 10/25/36
2
523,804 420,715
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.37% 03/25/37
2
847,413 538,434
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
0.81% 01/25/36
2
30,337 29,558
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
0.63% 08/25/45
2
9,214 8,743
GSAA Trust,
Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.10%)
0.25% 03/25/47
2
166,316 13,950
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1C
(LIBOR USD 1-Month plus 0.14%)
0.29% 04/26/37
1,2
300,000 289,989
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
3.20% 09/25/35
4
6,454 6,664
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
0.83% 06/20/35
2
21,859 20,897

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
2.25% 06/20/35
1,4,5,6
$ 1,602,996 $ 97,247
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
2.71% 07/19/46
4,5,6
3,421,071 390,645
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 02/25/21)
4.84% 12/25/36 290,785 146,668
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
3.26% 03/25/36
4
121,074 105,877
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00% 07/25/37 11,848 11,626
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
317,553 315,146
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 02/25/21)
6.08% 08/25/36 650,811 502,389
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 02/25/21)
4.83% 11/25/36 26,632 27,377
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 446,381 294,298
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
53,627 57,345
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 172,516 143,843
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
6.40% 11/25/36
2,5,6
211,276 70,328
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
6.19% 06/25/37
2,5,6
271,890 70,780
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 624,435 411,847
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
0.55% 03/25/35
2
27,549 26,613
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A4 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.10%, 5.10% Cap)
4.95% 03/25/35
2,5,6
553,856 55,183
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(LIBOR USD 1-Month plus 0.16%)
0.31% 01/25/37
2
772,343 344,760
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(LIBOR USD 1-Month plus 0.26%)
0.41% 04/25/37
2
$ 1,961,965 $ 216,366
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
0.65% 05/25/29
2
17,782 16,470
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 8,869 9,611
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
54,058 58,732
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 3,929 4,218
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 195,270 166,552
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/37
2
34,645 33,683
Nomura Resecuritization Trust,
Series 2015-5R, Class 4A1
(LIBOR USD 1-Month plus 0.14%)
0.75% 07/26/37
1,2
12,116 12,161
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01% 03/15/20
4
16,488 16,874
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
1.39% 01/25/36
2
22,052 21,964
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 217,224 212,792
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 743,051 710,069
Residential Accredit Loans Trust,
Series 2007-QH9, Class X (IO) (PO)
0.69% 11/25/37
4,5,6
15,606,601 432,581
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.30% 02/25/47
2
640,503 345,860
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 74,507 73,290
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.37% 12/25/36
2
89,216 87,459

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
14 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
7.40% 02/25/34
2,5,6
$ 602,932 $ 78,345
Residential Asset Securitization Trust,
Series 2005-A14, Class A5
5.50% 12/25/35 100,883 75,531
Residential Asset Securitization Trust,
Series 2005-A6CB, Class A1
5.50% 06/25/35 84,004 75,119
Residential Asset Securitization Trust,
Series 2005-A6CB, Class A7
6.00% 06/25/35 229,698 204,837
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 318,579 279,401
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 182,616 107,324
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 557,070 323,866
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 385,904 268,636
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 108,873 69,926
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 351,309 200,531
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 62,520 42,989
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 177,750 147,254
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 443,248 435,395
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 142,127 141,253
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 228,565 211,230
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.30% 12/25/36
2
1,114,606 768,908
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.08% 02/25/34
4
2,269 2,267
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.46%)
0.61% 02/25/36
2
$ 26,231 $ 23,200
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 34,729 35,839
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
10,277,045 450,008
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 349,443 346,956
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 213,206 210,490
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
2.77% 10/25/36
4
65,458 61,352
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
4.02% 04/25/36
4
13,929 12,946
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 440,478 445,811
19,497,653
U.S. Agency Commercial Mortgage-Backed — 7 .09%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-ISQ, Class E
3.61% 08/14/34
1,4
273,000 262,220
Barclays Commercial Mortgage Securities Trust,
Series 2015-SRCH, Class A2
4.20% 08/10/35
1
100,000 114,359
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
0.56% 06/20/31
1,4
5,102,713 67,051
Commercial Mortgage Trust,
Series 2007-C9, Class XS (IO)
0.43% 12/10/49
1,4
31,827,712 159,139
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.83% 08/10/48
4
8,678,317 280,931
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.69% 02/10/49
4
14,710,604 419,450
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.75% 06/15/57
4
2,320,910 60,208
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class XA (IO)
0.87% 09/15/50
4
9,885,566 275,171
CSMC,
Series 2020-522F, Class A
(LIBOR USD 1-Month plus 3.74%)
4.14% 09/16/25
1,2
200,000 201,835

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 15
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.75% 07/25/39
4
$ 710,684 $ 26,684
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
535,569 6,007
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.66% 01/25/39
4
1,186,434 69,193
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K013, Class X1 (IO)
0.50% 01/25/21
4
12,955,084 207
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K017, Class X3 (IO)
2.20% 12/25/39
4
2,147,000 43,958
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K022, Class X3 (IO)
1.81% 08/25/40
4
900,000 24,728
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K031, Class X3 (IO)
1.66% 07/25/41
4
1,170,000 43,023
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K037, Class X3 (IO)
2.21% 01/25/42
4
390,000 24,882
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K044, Class X3 (IO)
1.48% 01/25/43
4
4,900,000 262,658
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
4
2,925,000 182,241
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K056, Class X3 (IO)
2.11% 06/25/44
4
1,743,936 175,255
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K715, Class X1 (IO)
1.09% 01/25/21
4
485,205 15
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
698,595 39,208
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KIR1, Class X (IO)
1.06% 03/25/26
4
965,665 45,489
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KLU1, Class X3 (IO)
3.97% 01/25/31
4
344,669 60,072
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS05, Class X (IO)
0.76% 01/25/23
4
4,711,676 68,114
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25 7,211,721 223,492
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27 5,392,610 229,337
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
FREMF Mortgage Trust,
Series 2012-K20, Class X2A (IO)
0.20% 05/25/45
1
$ 3,589,587 $ 7,144
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.22% 09/16/51
4
1,036,839 50,069
Ginnie Mae,
Series 2010-159, Class D
4.29% 09/16/44
4
479,518 493,813
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.31% 08/16/51
4
2,022,573 12,528
Ginnie Mae,
Series 2011-165, Class B
3.18% 08/16/39 600,000 609,503
Ginnie Mae,
Series 2011-78, Class IX (IO)
0.00% 08/16/46
4
75,149 4,792
Ginnie Mae,
Series 2011-86, Class C
3.58% 09/16/51
4
495,764 524,226
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.76% 12/16/51
4
4,624,241 126,485
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.55% 01/16/53
4
434,384 9,286
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.64% 04/16/54
4
604,396 9,008
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.73% 02/16/55
4
8,580,425 277,385
Grace Trust,
Series 2020-GRCE, Class D
2.68% 12/10/40
1,4
360,000 357,358
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
1.01% 01/10/47
4
1,011,654 25,538
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.22% 10/10/48
4
2,695,114 128,744
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.50% 11/10/49
4
6,233,032 154,011
Hilton USA Trust,
Series 2016-SFP, Class E
5.52% 11/05/35
1
400,000 400,949
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.51% 07/15/48
4
22,431,975 450,009
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class XW (IO)
0.70% 11/15/38
1,4
3,693,737 8,369

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
16 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class X (IO)
0.46% 03/12/51
1,4
$ 14,483,440 $ 63,365
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class XA (IO)
1.00% 06/15/47
4
1,149,560 28,470
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
225,000 188,501
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
0.95% 05/15/47
4
12,014,984 295,316
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.80% 09/15/57
4
2,085,569 48,754
7,638,550
U.S. Agency Mortgage-Backed — 11 .34%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 2.17%)
3.62% 04/01/36
2
57,596 58,510
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00% 08/25/33
2
8,859 9,476
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.85% 11/25/41
2
207,566 29,711
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 361,631 25,109
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 406,549 81,470
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 10/20/33
2
448,599 90,164
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 58,682 62,948
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 15,300 15,826
UMBS (TBA)
2.00% 01/01/51 4,200,000 4,364,719
2.00% 02/01/51 2,625,000 2,723,745
2.50% 01/01/51 1,375,000 1,449,551
2.50% 02/01/51 3,150,000 3,315,498
12,226,727
Total Mortgage-Backed
(Cost $45,276,958) 44,103,965
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 1 .15% *
California — 0 .22%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 $ 100,000 $ 117,387
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series C
5.00% 05/15/39 20,000 25,771
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 25,000 26,857
3.26% 05/15/60 30,000 33,726
San Francisco City & County Airport Comm-San Francisco
International Airport, Airport and Marina Improvements, Series
A
5.00% 05/01/49 25,000 30,802
234,543
Colorado — 0 .06%
City & County of Denver Airport System Revenue Bonds,
Series C
2.24% 11/15/30 65,000 65,213
Florida — 0 .16%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 100,000 103,083
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.45% 10/01/30 30,000 32,798
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 25,000 31,000
166,881
Massachusetts — 0 .01%
Commonwealth of Massachusetts, Public Improvements,
Series C
3.00% 03/01/48 10,000 10,955
New York — 0 .60%
Metropolitan Transportation Authority, Green Taxable Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 15,000 17,246
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
4.00% 05/01/42 30,000 36,055
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B-1
4.00% 08/01/38 10,000 11,502
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries B3
1.85% 08/01/32 75,000 74,320
New York City Water & Sewer System Revenue Bonds, Series
AA
4.00% 06/15/50 100,000 120,069

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 17
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Water & Sewer System Revenue Bonds, Water
Utility Improvements
3.00% 06/15/50 $ 10,000 $ 10,737
New York State Dormitory Authority Revenue Bonds, Health,
Hospital and Nursing Home Improvements, Series A
4.00% 07/01/50 5,000 5,716
New York State Dormitory Authority Revenue Bonds, University
& College Improvements, Series A
4.00% 03/15/44 85,000 100,845
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series E
4.00% 03/15/43 85,000 100,261
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 100,000 100,091
Port Authority of New York & New Jersey Revenue Bonds, Port,
Airport and Marina Improvements, Series 221
4.00% 07/15/50 60,000 69,317
646,159
Ohio — 0 .10%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 100,000 111,579
Total Municipal Bonds
(Cost $1,192,448) 1,235,330
Total Bonds — 88 .39%
(Cost $95,272,674)
95,272,461
Issues Shares Value
COMMON STOCK — 0 .37%
Real Estate Investment Trust (REIT) — 0 .37%
AGNC Investment Corp. 25,500 397,800
Total Common Stock
(Cost $362,696)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 17 .86%
Money Market Funds — 6 .36%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
9
27,653 27,653
JPMorgan U.S. Government Money Market Fund
0.03%
9
4,437,000 4,437,000
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
9
2,387,000 $ 2,387,000
6,851,653
U.S. Treasury Bills — 11 .50%
U.S. Treasury Bills
0.11%
10
01/12/21 $ 2,000,000 1,999,987
0.09%
10
01/28/21 5,500,000 5,499,761
0.08%
10
02/02/21 1,000,000 999,946
0.11%
10
02/11/21 2,000,000 1,999,863
0.10%
10
04/01/21 1,900,000 1,899,644
12,399,201
Total Short-Term Investments
(Cost $19,250,498) 19,250,854
Total Investments - 106.62%
(Cost $114,885,868) 114,921,115
Liabilities in Excess of Other Assets - (6.62)% (7,130,846)
Net Assets - 100.00% $ 107,790,269
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,426,738, which is 2.25% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Represents the current yield as of December 31, 2020.
10
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
18 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 53 03/31/21 $ 6,686,695 $ 9,924 $ 9,924
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 39 03/22/21 (6,098,016) 17,566 17,566
U.S. Treasury Ultra Bond 21 03/22/21 (4,484,813) 40,394 40,394
(10,582,829) 57,960 57,960
TOTAL FUTURES CONTRACTS $ (3,896,134) $ 67,884 $ 67,884

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 19
acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 6,851,653 $ — $ — $ 6,851,653
U.S. Treasury Bills 12,399,201 — — 12,399,201
Long-Term Investments:
Asset-Backed Securities — 13,864,496 278,060 14,142,556
Bank Loans — 2,466,327 — 2,466,327
Common Stock 397,800 — — 397,800
Corporates — 30,929,654 — 30,929,654
Foreign Government Obligations — 2,394,629 — 2,394,629
Mortgage-Backed — 41,955,287 2,148,678 44,103,965
Municipal Bonds — 1,235,330 — 1,235,330
Other Financial Instruments
*
Assets:
Interest rate contracts 67,884 — — 67,884
Total $ 19,716,538 $ 92,845,723 $ 2,426,738 $ 114,988,999
*Other financial instruments include futures. Interest rate contracts include futures.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
20 / December 2020
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ — $ 182,387
Accrued discounts/premiums (2,046) (27,013)
Realized gain/(loss) — —
Change in unrealized (depreciation)* (2,300) (53,305)
Purchases 282,406 1,871,382
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2020
$ 278,060 $ 1,973,451
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(55,605) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.
FLEXIBLE INCOME FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $278,060 Third-party Vendor Vendor Prices $2.60 $2.60
Mortgage-Backed Securities - Commercial
Mortgage-Backed
$18,369 Third-party Vendor Vendor Prices 2.49 2.49
Mortgage-Backed Securities-Non Agency $2,130,309 Third-party Vendor Vendor Prices 0.85 - 33.29 9.39